Additional Information - Total Liabilities From Financing Activtiies (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	$ 1,532	$ 1,721
Changes in liabilities arising from financing activities [abstract]
Change in cash and cash equivalents	(25)	(5)
Cash flows from (used in) increase (decrease) in current borrowings	8	(8)
Change in revolving credit facilities	114	(146)
Repurchase of unsecured senior notes	(257)	0
Increase in other long-term debt	11	40
Payments of other long-term debt	(47)	(47)
Business combinations	257
Foreign exchange gain on long-term debt and financial instruments	(62)	(35)
Increase through new leases, liabilities arising from financing activities	11	18
Amortization of financing costs	2	2
Write off of unamortized financing costs following repurchase of unsecured senior notes	3	3
Other	(1)	3
Exchange differences	(24)	(11)
Liabilities arising from financing activities	1,522	1,532
CASH AND CASH EQUIVALENT
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	(62)	(60)
Changes in liabilities arising from financing activities [abstract]
Change in cash and cash equivalents	(25)	(5)
Exchange differences	(2)	3
Liabilities arising from financing activities	(89)	(62)
BANK LOANS AND ADVANCES
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	28	37
Changes in liabilities arising from financing activities [abstract]
Cash flows from (used in) increase (decrease) in current borrowings	8	(8)
Exchange differences	(1)	(1)
Liabilities arising from financing activities	35	28
LONG-TERM DEBT
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	1,566	1,744
Changes in liabilities arising from financing activities [abstract]
Change in revolving credit facilities	114	(146)
Repurchase of unsecured senior notes	(257)
Increase in other long-term debt	11	40
Payments of other long-term debt	(47)	(47)
Business combinations	257
Foreign exchange gain on long-term debt and financial instruments	(62)	(35)
Increase through new leases, liabilities arising from financing activities	11	18
Amortization of financing costs	2	2
Write off of unamortized financing costs following repurchase of unsecured senior notes	3
Other	(1)	3
Exchange differences	(21)	(13)
Liabilities arising from financing activities	$ 1,576	$ 1,566